Commitments - Revenues From Non-cancellable Charter Agreements (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2015	Dec. 31, 2017
Time Charter Agreements
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking				30 days
Future gross minimum lease revenues receivable upon collection of hire under non-cancellable time charter agreements				$ 1,856,495
GAS-twenty two, Ltd., GAS-twenty three, Ltd., and GAS-twenty four, Ltd.
Time Charter Agreements
Time charter agreement average term (in years)			9 years 6 months
GAS-twenty five Ltd. | Total Gas & Power Chartering Limited
Time Charter Agreements
Time Charter Agreement Duration		7 years
GAS-twenty eight Ltd. | Pioneer Shipping Limited
Time Charter Agreements
Time Charter Agreement Duration	7 years
Not later than one year
Time Charter Agreements
Future gross minimum lease revenues receivable upon collection of hire under non-cancellable time charter agreements				442,976
Later than one year and not later than three years
Time Charter Agreements
Future gross minimum lease revenues receivable upon collection of hire under non-cancellable time charter agreements				662,888
Later than three years and not later than five years
Time Charter Agreements
Future gross minimum lease revenues receivable upon collection of hire under non-cancellable time charter agreements				364,510
Later than five years
Time Charter Agreements
Future gross minimum lease revenues receivable upon collection of hire under non-cancellable time charter agreements				$ 386,121